Share capital and reserves (Tables)	12 Months Ended
Dec. 31, 2022
Share capital and reserves
Schedule of share capital

	2021	2021
	Number of shares	US$

Ordinary shares of $0 each	196,523,101	—
	196,523,101	—
Issued and fully paid
Balance at January 1, 2021	20,000	26,659
Balance at December 31, 2021	196,523,101	—

	2022	2022
	Number of shares	US$

Ordinary shares of $0 each	197,092,402	—
	197,092,402	—
Issued and fully paid
Balance at January 1, 2022	196,523,101	—
Balance at December 31, 2022	197,092,402	—

Schedule of dividends

	2022	2021	2020
Dividends unpaid as at January 1	—	2,592	84
Dividends declared for year, per share US$ 4,800 (2020: 2,681, 2019: 210)	—	96,000	53,614
Dividends paid	—	(98,562)	(51,683)
Effect of foreign exchange rates	—	(30)	577
Dividends unpaid as at December 31	—	—	2,592